Finance Costs (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Finance Costs

	Years Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Interest expense
Corporate bonds	$3,103.7	$3,014.7	$2,563.6
Bank loans	74.6	291.2	766.6
Finance leases	11.7	—	—
Others	0.3	0.2	0.1

	$3,190.3	$3,306.1	$3,330.3